FINANCIAL INSTRUMENTS (Details) $ in Thousands, ¥ in Billions	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 JPY (¥)
Categories of financial instruments:
Financial assets	$ 69,977	$ 137,834
Liabilities at amortized cost	267,357	279,223
Liabilities at FVTPL	72,321	190,315
Trade and other payables
Categories of financial instruments:
Liabilities at amortized cost	15,796	22,255
Amounts due to related parties
Categories of financial instruments:
Liabilities at amortized cost	85	211
Lease liability
Categories of financial instruments:
Liabilities at amortized cost	48,604
Borrowings
Categories of financial instruments:
Liabilities at amortized cost	202,872	256,757
Other current liabilities
Categories of financial instruments:
Liabilities at FVTPL		130,323	$ 120,800	¥ 13.6
Other non-current liabilities
Categories of financial instruments:
Liabilities at FVTPL	72,321	59,992
Other non-current assets
Categories of financial instruments:
Assets at amortized cost	7,938	8,216
Assets at FVTPL	6,416	5,636
Financial assets	14,354	13,852
Amount due from related parties
Categories of financial instruments:
Assets at amortized cost	372	1,539
Assets at FVTPL	4,656	19,939
Financial assets	5,028
Contract Assets
Categories of financial instruments:
Assets at amortized cost	728	731
Trade and other receivables
Categories of financial instruments:
Assets at amortized cost	6,617	13,760
Financial assets	6,617	13,760
Restricted cash
Categories of financial instruments:
Assets at amortized cost	31,511	44,182
Financial assets	31,511	44,182
Cash and cash equivalents
Categories of financial instruments:
Assets at amortized cost	11,739	43,831
Financial assets	$ 11,739	$ 43,831